Revenue, operating profit and segment analysis - Summary of classification of revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	£ 9,434	£ 9,161	£ 8,553	£ 7,244	£ 7,110
Subscriptions
Revenue
Revenue	5,025	4,976	4,655
Transactional
Revenue
Revenue	4,409	4,185	3,898
Electronic
Revenue
Revenue	7,824	7,625	7,112
Face-to-face
Revenue
Revenue	1,189	1,060	912
Print
Revenue
Revenue	421	476	529
North America
Revenue
Revenue	5,495	5,386	5,101
Europe
Revenue
Revenue	2,025	1,908	1,800
United Kingdom
Revenue
Revenue	613	602	544
Rest of world
Revenue
Revenue	1,914	1,867	1,652
Risk
Revenue
Revenue	3,245	3,133	2,909
Risk | Subscriptions
Revenue
Revenue	1,260	1,255	1,135
Risk | Transactional
Revenue
Revenue	1,985	1,878	1,774
Risk | Electronic
Revenue
Revenue	3,226	3,111	2,890
Risk | Face-to-face
Revenue
Revenue	16	14	11
Risk | Print
Revenue
Revenue	3	8	8
Risk | North America
Revenue
Revenue	2,563	2,476	2,317
Risk | Europe
Revenue
Revenue	443	429	384
Risk | Rest of world
Revenue
Revenue	239	228	208
Scientific, technical & medical
Revenue
Revenue	3,051	3,062	2,909
Scientific, technical & medical | Subscriptions
Revenue
Revenue	2,250	2,261	2,139
Scientific, technical & medical | Transactional
Revenue
Revenue	801	801	770
Scientific, technical & medical | Electronic
Revenue
Revenue	2,785	2,762	2,573
Scientific, technical & medical | Face-to-face
Revenue
Revenue	6	7	5
Scientific, technical & medical | Print
Revenue
Revenue	260	293	331
Scientific, technical & medical | North America
Revenue
Revenue	1,411	1,439	1,391
Scientific, technical & medical | Europe
Revenue
Revenue	656	666	614
Scientific, technical & medical | Rest of world
Revenue
Revenue	984	957	904
Legal
Revenue
Revenue	1,899	1,851	1,782
Legal | Subscriptions
Revenue
Revenue	1,515	1,460	1,381
Legal | Transactional
Revenue
Revenue	384	391	401
Legal | Electronic
Revenue
Revenue	1,730	1,667	1,582
Legal | Face-to-face
Revenue
Revenue	11	9	10
Legal | Print
Revenue
Revenue	158	175	190
Legal | North America
Revenue
Revenue	1,290	1,254	1,213
Legal | Europe
Revenue
Revenue	399	386	357
Legal | Rest of world
Revenue
Revenue	210	211	212
Exhibitions
Revenue
Revenue	1,239	1,115	953
Exhibitions | Transactional
Revenue
Revenue	1,239	1,115	953
Exhibitions | Electronic
Revenue
Revenue	83	85	67
Exhibitions | Face-to-face
Revenue
Revenue	1,156	1,030	886
Exhibitions | North America
Revenue
Revenue	231	217	180
Exhibitions | Europe
Revenue
Revenue	527	427	445
Exhibitions | Rest of world
Revenue
Revenue	£ 481	£ 471	£ 328